COLLABORATION INTEREST-BEARING ADVANCED FUNDING (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-Bearing Loans and Borrowings

	Effective interest rate (%)	Maturity	June 30, 2024
			US$’000 (Unaudited)
Non-current
Loans from a collaborator	8.26	No specific maturity date	291,559